GENERAL - Cumulative Effect of Adopting New Revenue Standard Impacted Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 73,151			$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 85,295	$ 84,034	$ 85,952	$ 82,946	$ 223,115	$ 232,701	$ 316,126	$ 338,227
Costs and Expenses:
Cost of goods sold	10,677				12,866							31,263	39,387	54,647	51,899
Selling expense	14,609				14,251							44,839	47,673	62,538	66,083
General and administrative expense	11,033				10,916							33,430	32,037	43,081	39,111
Corporate overhead	11,595				12,876							38,145	39,868	53,281	51,964
Depreciation and amortization	2,647				2,737							8,120	8,853	11,736	13,183
Total costs and expenses	18,362				19,407							57,245	57,828	348,516	348,900
Gain on acquisitions and divestitures														691	858
Other losses, net														(12,195)	(2,045)
Interest expense	(12,765)				(7,638)							(35,282)	(22,858)	(30,602)	(27,345)
Loss from operations before income taxes	(44,197)				(16,952)							(94,743)	(54,141)	(74,496)	(84,779)
Income tax benefit (expense)	1,545				(273)							(4,841)	1,976	1,797	9,621
Net loss	(42,652)	$ (34,398)	$ (22,534)	$ (20,534)	(17,225)	$ (17,017)	$ (17,923)	$ (45,439)	$ (9,576)	$ (11,582)	$ (8,561)	(99,584)	(52,165)	(72,699)	(75,158)
Cemetery
Revenues:
Revenues	60,750				61,405							184,288	191,328	261,935	276,696
Costs and Expenses:
Depreciation and amortization	1,853				1,858							5,735	6,043	8,037	8,909
Total costs and expenses														78,708	76,857
Cemetery | Interments
Revenues:
Revenues	15,605				17,716							52,544	58,130	76,902	75,077
Cemetery | Merchandise
Revenues:
Revenues	18,014				18,023							51,870	51,766	75,412	75,602
Cemetery | Services
Revenues:
Revenues	17,068				16,419							50,400	50,647	67,278	70,704
Cemetery | Investment and other
Revenues:
Revenues	10,063				9,247							29,474	30,785	42,343	55,313
Funeral Home
Revenues:
Revenues	12,401				11,780							38,827	41,373	54,191	61,531
Costs and Expenses:
Depreciation and amortization	602				652							1,788	2,066	2,744	3,080
Funeral Home | Merchandise
Revenues:
Revenues	5,572				5,581							17,920	19,532	25,652	27,767
Costs and Expenses:
Total costs and expenses														6,579	7,131
Funeral Home | Services
Revenues:
Revenues	$ 6,829				$ 6,199							$ 20,907	$ 21,841	28,539	33,764
Costs and Expenses:
Total costs and expenses														22,159	22,929
Funeral Home | Investment and other
Costs and Expenses:
Total costs and expenses														15,787	$ 19,743
Impact of Adoption of FASB ASC 606 | Balances if Reported Under FASB ASC 605
Revenues:
Revenues														315,656
Costs and Expenses:
Cost of goods sold														55,934
Selling expense														60,763
General and administrative expense														42,720
Corporate overhead														53,281
Depreciation and amortization														11,736
Total costs and expenses														347,677
Gain on acquisitions and divestitures														691
Other losses, net														(12,195)
Interest expense														(30,602)
Loss from operations before income taxes														(74,127)
Income tax benefit (expense)														1,314
Net loss														(72,813)
Impact of Adoption of FASB ASC 606 | Difference between Revenue Guidance in Effect before and after Topic 606
Revenues:
Revenues														470
Costs and Expenses:
Cost of goods sold														(1,287)
Selling expense														1,775
General and administrative expense														361
Total costs and expenses														839
Loss from operations before income taxes														(369)
Income tax benefit (expense)														483
Net loss														114
Impact of Adoption of FASB ASC 606 | Cemetery | Balances if Reported Under FASB ASC 605
Costs and Expenses:
Total costs and expenses														78,708
Impact of Adoption of FASB ASC 606 | Cemetery | Interments | Balances if Reported Under FASB ASC 605
Revenues:
Revenues														69,111
Impact of Adoption of FASB ASC 606 | Cemetery | Interments | Difference between Revenue Guidance in Effect before and after Topic 606
Revenues:
Revenues														7,791
Impact of Adoption of FASB ASC 606 | Cemetery | Merchandise | Balances if Reported Under FASB ASC 605
Revenues:
Revenues														69,578
Impact of Adoption of FASB ASC 606 | Cemetery | Merchandise | Difference between Revenue Guidance in Effect before and after Topic 606
Revenues:
Revenues														5,834
Impact of Adoption of FASB ASC 606 | Cemetery | Services | Balances if Reported Under FASB ASC 605
Revenues:
Revenues														68,642
Impact of Adoption of FASB ASC 606 | Cemetery | Services | Difference between Revenue Guidance in Effect before and after Topic 606
Revenues:
Revenues														(1,364)
Impact of Adoption of FASB ASC 606 | Cemetery | Investment and other | Balances if Reported Under FASB ASC 605
Revenues:
Revenues														53,787
Impact of Adoption of FASB ASC 606 | Cemetery | Investment and other | Difference between Revenue Guidance in Effect before and after Topic 606
Revenues:
Revenues														(11,444)
Impact of Adoption of FASB ASC 606 | Funeral Home | Merchandise | Balances if Reported Under FASB ASC 605
Revenues:
Revenues														25,540
Costs and Expenses:
Total costs and expenses														6,579
Impact of Adoption of FASB ASC 606 | Funeral Home | Merchandise | Difference between Revenue Guidance in Effect before and after Topic 606
Revenues:
Revenues														112
Impact of Adoption of FASB ASC 606 | Funeral Home | Services | Balances if Reported Under FASB ASC 605
Revenues:
Revenues														28,998
Costs and Expenses:
Total costs and expenses														22,201
Impact of Adoption of FASB ASC 606 | Funeral Home | Services | Difference between Revenue Guidance in Effect before and after Topic 606
Revenues:
Revenues														(459)
Costs and Expenses:
Total costs and expenses														(42)
Impact of Adoption of FASB ASC 606 | Funeral Home | Investment and other | Balances if Reported Under FASB ASC 605
Costs and Expenses:
Total costs and expenses														15,755
Impact of Adoption of FASB ASC 606 | Funeral Home | Investment and other | Difference between Revenue Guidance in Effect before and after Topic 606
Costs and Expenses:
Total costs and expenses														$ 32